Schedule of Revenue from Contracts with Customers Disaggregated (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	$ 37,220,870	$ 10,545,843
Games development [member]
IfrsStatementLineItems [Line Items]
Revenue	3,422,202	2,732,846
Direct to consumer [member]
IfrsStatementLineItems [Line Items]
Revenue	453,400	363,554
Software-as-a-service [member]
IfrsStatementLineItems [Line Items]
Revenue	6,360,361	2,571,672
Advertising [member]
IfrsStatementLineItems [Line Items]
Revenue	26,656,446	4,491,356
Professional services [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 328,461	$ 386,415